Additional information about share-based payment arrangements (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Share-based Payments Additional Information About Share-based Payment Arrangements 1	$ 55
Share-based Payments Additional Information About Share-based Payment Arrangements 2	30
Share-based Payments Additional Information About Share-based Payment Arrangements 3	38
Share-based Payments Additional Information About Share-based Payment Arrangements 4	88
Share-based Payments Additional Information About Share-based Payment Arrangements 5	85
Share-based Payments Additional Information About Share-based Payment Arrangements 6	146
Share-based Payments Additional Information About Share-based Payment Arrangements 7	26
Share-based Payments Additional Information About Share-based Payment Arrangements 8	21
Share-based Payments Additional Information About Share-based Payment Arrangements 9	24
Share-based Payments Additional Information About Share-based Payment Arrangements 10	169
Share-based Payments Additional Information About Share-based Payment Arrangements 11	136
Share-based Payments Additional Information About Share-based Payment Arrangements 12	$ 208